Document and Entity Information	0 Months Ended
Mar. 08, 2013
Risk/Return:
Document Type	497
Document Period End Date	Mar 8, 2013
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Mar 8, 2013
Document Effective Date	Mar 8, 2013
Prospectus Date	Aug 29, 2012
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | Institutional
Risk/Return:
Trading Symbol	POFIX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | P
Risk/Return:
Trading Symbol	AOCPX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | Administrative
Risk/Return:
Trading Symbol	POADX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | D
Risk/Return:
Trading Symbol	APPDX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | A
Risk/Return:
Trading Symbol	POPAX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | B
Risk/Return:
Trading Symbol	POOBX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | C
Risk/Return:
Trading Symbol	POPCX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | R
Risk/Return:
Trading Symbol	AOORX

AllianzGI Opportunity Fund | AllianzGI Opportunity Fund
AllianzGI Opportunity Fund

ALLIANZ FUNDS

Supplement dated March 8, 2013 to the

Statutory Prospectuses for Administrative Class, Institutional Class and Class A, Class B, Class C, Class D,

Class P and Class R Shares of all series of Allianz Funds except for AllianzGI Money Market Fund

Dated August 29, 2012 (as revised January 28, 2013) (as supplemented thereafter)

Disclosure Relating to AllianzGI Opportunity Fund

Effective April 8, 2013, the AllianzGI Opportunity Fund’s (the “Fund”) portfolio management team will change and the Fund will implement certain changes to its investment strategy. With these changes, within the Fund Summary relating to the Fund in the Prospectus, the subsection entitled “Principle Investment Strategy” will be restated in its entirety as follows:

The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of small-cap companies with market capitalizations comparable to those of companies included in the Russell 2000 Index (between $33 million to $5.3 billion as of January 31, 2013). The portfolio managers apply a systematic approach to individual stock selection and portfolio optimization. The portfolio managers utilize a quantitative process to focus on stocks of companies that exhibit positive change, sustainability, and timely market recognition. The investment process begins by assigning each of the 2,200 stocks that the portfolio managers consider to constitute the U.S. small cap universe a score from the team’s alpha model. Quantitative factors in the model are grouped into three broad categories: positive change, sustainability and timeliness. The portfolio managers then use a risk model and optimization program to create a portfolio that balances alpha (the stocks with the strongest alpha scores) and risk expectations. The portfolio managers also utilize a transaction cost model for small cap stocks to minimize turnover. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Please retain this Supplement for future reference.

Label	Element	Value
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement dated March 8, 2013 to the

Statutory Prospectuses for Administrative Class, Institutional Class and Class A, Class B, Class C, Class D,

Class P and Class R Shares of all series of Allianz Funds except for AllianzGI Money Market Fund

Dated August 29, 2012 (as revised January 28, 2013) (as supplemented thereafter)

Disclosure Relating to AllianzGI Opportunity Fund

Effective April 8, 2013, the AllianzGI Opportunity Fund’s (the “Fund”) portfolio management team will change and the Fund will implement certain changes to its investment strategy. With these changes, within the Fund Summary relating to the Fund in the Prospectus, the subsection entitled “Principle Investment Strategy” will be restated in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Opportunity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of small-cap companies with market capitalizations comparable to those of companies included in the Russell 2000 Index (between $33 million to $5.3 billion as of January 31, 2013). The portfolio managers apply a systematic approach to individual stock selection and portfolio optimization. The portfolio managers utilize a quantitative process to focus on stocks of companies that exhibit positive change, sustainability, and timely market recognition. The investment process begins by assigning each of the 2,200 stocks that the portfolio managers consider to constitute the U.S. small cap universe a score from the team’s alpha model. Quantitative factors in the model are grouped into three broad categories: positive change, sustainability and timeliness. The portfolio managers then use a risk model and optimization program to create a portfolio that balances alpha (the stocks with the strongest alpha scores) and risk expectations. The portfolio managers also utilize a transaction cost model for small cap stocks to minimize turnover. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Please retain this Supplement for future reference.

AllianzGI Opportunity Fund | AllianzGI Opportunity Fund
AllianzGI Opportunity Fund

ALLIANZ FUNDS

Supplement dated March 8, 2013 to the

Statutory Prospectuses for Administrative Class, Institutional Class and Class A, Class B, Class C, Class D,

Class P and Class R Shares of all series of Allianz Funds except for AllianzGI Money Market Fund

Dated August 29, 2012 (as revised January 28, 2013) (as supplemented thereafter)

Disclosure Relating to AllianzGI Opportunity Fund

Effective April 8, 2013, the AllianzGI Opportunity Fund’s (the “Fund”) portfolio management team will change and the Fund will implement certain changes to its investment strategy. With these changes, within the Fund Summary relating to the Fund in the Prospectus, the subsection entitled “Principle Investment Strategy” will be restated in its entirety as follows:

The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of small-cap companies with market capitalizations comparable to those of companies included in the Russell 2000 Index (between $33 million to $5.3 billion as of January 31, 2013). The portfolio managers apply a systematic approach to individual stock selection and portfolio optimization. The portfolio managers utilize a quantitative process to focus on stocks of companies that exhibit positive change, sustainability, and timely market recognition. The investment process begins by assigning each of the 2,200 stocks that the portfolio managers consider to constitute the U.S. small cap universe a score from the team’s alpha model. Quantitative factors in the model are grouped into three broad categories: positive change, sustainability and timeliness. The portfolio managers then use a risk model and optimization program to create a portfolio that balances alpha (the stocks with the strongest alpha scores) and risk expectations. The portfolio managers also utilize a transaction cost model for small cap stocks to minimize turnover. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Please retain this Supplement for future reference.

Label	Element	Value
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement dated March 8, 2013 to the

Statutory Prospectuses for Administrative Class, Institutional Class and Class A, Class B, Class C, Class D,

Class P and Class R Shares of all series of Allianz Funds except for AllianzGI Money Market Fund

Dated August 29, 2012 (as revised January 28, 2013) (as supplemented thereafter)

Disclosure Relating to AllianzGI Opportunity Fund

Effective April 8, 2013, the AllianzGI Opportunity Fund’s (the “Fund”) portfolio management team will change and the Fund will implement certain changes to its investment strategy. With these changes, within the Fund Summary relating to the Fund in the Prospectus, the subsection entitled “Principle Investment Strategy” will be restated in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Opportunity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of small-cap companies with market capitalizations comparable to those of companies included in the Russell 2000 Index (between $33 million to $5.3 billion as of January 31, 2013). The portfolio managers apply a systematic approach to individual stock selection and portfolio optimization. The portfolio managers utilize a quantitative process to focus on stocks of companies that exhibit positive change, sustainability, and timely market recognition. The investment process begins by assigning each of the 2,200 stocks that the portfolio managers consider to constitute the U.S. small cap universe a score from the team’s alpha model. Quantitative factors in the model are grouped into three broad categories: positive change, sustainability and timeliness. The portfolio managers then use a risk model and optimization program to create a portfolio that balances alpha (the stocks with the strongest alpha scores) and risk expectations. The portfolio managers also utilize a transaction cost model for small cap stocks to minimize turnover. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Please retain this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 29, 2012